UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     /s/  Jeffrey R. Scharf     Santa Cruz, CA     November 15, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:

Form13F Information Table Value Total:     $ (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS               COM              25816109      2052    65810 SH       SOLE                                      65810
AMERICAN INT'L GROUP           COM              26874107      8973   164043 SH       SOLE                                     164043
AMGEN                          COM              31162100      5935   142335 SH       SOLE                                     142335
AOL TIME WARNER                COM              00184A105     2282   195003 SH       SOLE                                     195003
AT&T CANADA                    COM              00207Q202     4995   155745 SH       SOLE                                     155745
BJ'S WHOLESALE CLUB            COM              05548J106     2368   124585 SH       SOLE                                     124585
CANADIAN NAT'L RAILWAY         COM              136375102    11773   315287 SH       SOLE                                     315287
CANADIAN PACIFIC RAILWAY       COM              13645T100      846    46360 SH       SOLE                                      46360
CP HOLDRS  F DEP RECEIPTS      COM              12616K106      905    22213 SH       SOLE                                      22213
EMERSON ELECTRIC               COM              291011104     5037   114625 SH       SOLE                                     114625
ENCANA                         COM              292505104     3039   100973 SH       SOLE                                     100973
FANNIE MAE                     COM              313586109     7719   129651 SH       SOLE                                     129651
FIRST DATA                     COM              319963104     8987   321538 SH       SOLE                                     321538
FREDDIE MAC                    COM              313400301     6930   123974 SH       SOLE                                     123974
GANNETT                        COM              364730101    11508   159438 SH       SOLE                                     159438
GENERAL AMER 7.2% PREF.        PREF             368802302      583    22425 SH       SOLE                                      22425
GENERAL ELECTRIC               COM              369604103     8907   361356 SH       SOLE                                     361356
GUIDANT                        COM              401698105     7697   238225 SH       SOLE                                     238225
HOME DEPOT                     COM              437076102     1303    49935 SH       SOLE                                      49935
INT'L BUSINESS MACHINES        COM              459200101     7341   125726 SH       SOLE                                     125726
JOHNSON CONTROLS               COM              478366107     2172    28278 SH       SOLE                                      28278
LENNAR 0% CV LYON              CV. BOND         526057AA2      912  1260000 SH       SOLE                                    1260000
LIZ CLAIBORNE                  COM              539320101     1931    77375 SH       SOLE                                      77375
MBNA                           COM              55262L100     3314   180331 SH       SOLE                                     180331
MCDONALDS CORP                 COM              580135101     2217   125566 SH       SOLE                                     125566
NABORS INDUSTRIES LTD          COM              629568106    10672   325850 SH       SOLE                                     325850
PFIZER                         COM              717081103     9684   333691 SH       SOLE                                     333691
QUEBECOR WORLD                 COM              748203106     7465   317120 SH       SOLE                                     317120
RYLAND GROUP                   COM              783764103    15508   417208 SH       SOLE                                     417208
TORCHMARK                      COM              891027104     8398   245135 SH       SOLE                                     245135
TRIBUNE BOND 2% 29 PHONES      CV. BOND         896047305     4627    69620 SH       SOLE                                      69620
V.F. CORPORATION               COM              918204108     7986   221945 SH       SOLE                                     221945
WAL-MART STORES                COM              931142103     6191   125735 SH       SOLE                                     125735
WASHINGTON MUTUAL              COM              939322103    11854   376671 SH       SOLE                                     376671
YUM! BRANDS                    COM              988498101     7177   259022 SH       SOLE                                     259022